Inventories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventories
Consumables and reagent	$ 4,404,959	$ 3,870,493
Finished goods	2,424,267	627,084
Inventories	$ 6,829,226	$ 4,497,577